Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and with the instructions to the Quarterly Report on Form 10-Q and Article 8 of Regulation S-X for interim financial information. Accordingly, these financial statements do not include all of the information normally required by GAAP or Securities and Exchange Commission rules and regulations for complete financial statements. In management’s opinion, these condensed consolidated financial statements include all adjustments, consisting of normal recurring items, considered necessary for the fair presentation of the results of operations for the interim periods presented. The operating results for the three months ended March 31, 2022 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2022.

The condensed consolidated balance sheet as of and for the period ended December 31, 2021, has been derived from our audited financial statements at that date but does not include all disclosures and financial information required by GAAP for complete financial statements. The information included in this quarterly report on Form 10-Q should be read in conjunction with our consolidated financial statements and notes thereto for the period ended December 31, 2021, which were included in our report on Form 10-K filed on March 31, 2022.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with GAAP.

In September 2020, the Company changed its fiscal year from June 30 to December 31. As a result, this annual report on Form 10-K includes the consolidated financial statements as of December 31, 2021 and December 31, 2020 and for (i) the calendar year ended December 31, 2021, (ii) the transitional six months ended December 31, 2020; and (iii) the fiscal year ended June 30, 2020.

Principles of Consolidation

Principles of Consolidation

Our accompanying consolidated financial statements include the accounts of Akerna, our wholly-owned subsidiaries, and those entities in which we otherwise have a controlling financial interest. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

Our accompanying consolidated financial statements include the accounts of Akerna, our wholly-owned subsidiaries, and those entities in which we otherwise have a controlling financial interest. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of our consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts included in the consolidated financial statements and accompanying notes thereto. Our most significant estimates and assumptions are related to the valuation of acquisition-related assets and liabilities, capitalization of internal costs associated with software development, fair value measurements, impairment assessments, loss contingencies, valuation allowance associated with deferred tax assets, stock based compensation expenses, and useful lives of long-lived intangible assets. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

Use of Estimates

The preparation of our consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts included in the consolidated financial statements and accompanying notes thereto. Our most significant estimates and assumptions are related to the valuation of acquisition-related assets and liabilities, capitalization of internal costs associated with software development, fair value measurements, impairment assessments, loss contingencies, valuation allowance associated with deferred tax assets, stock based compensation expenses, and useful lives of long-lived intangible assets. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

Accounts Receivable, Net

Accounts Receivable, Net

We maintain an allowance for doubtful accounts equal to the estimated uncollectible amounts based on our historical collection experience and review of the current status of trade accounts receivable. Receivables are written-off and charged against the recorded allowance when we have exhausted collection efforts without success. The allowance for doubtful accounts was $0.6 million and $0.3 million as of March 31, 2022 and December 31, 2021, respectively.

Accounts Receivable, Net

We maintain an allowance for doubtful accounts equal to the estimated uncollectible amounts based on our historical collection experience and review of the current status of trade accounts receivable. Receivables are written-off and charged against the recorded allowance when we have exhausted collection efforts without success. The allowance for doubtful accounts was $0.3 million and $0.2 million as of December 31, 2021, and 2020, respectively.

The allowance for doubtful accounts consists of the following activity:

	Year Ended December 31,	Six Months Ended December 31,
	2021	2020
Allowance for doubtful accounts, balance at beginning of period	$153,500	$208,422
Bad debt expense	556,890	72,832
Write-off uncollectable accounts	(393,306)	(127,754)
Allowance for doubtful accounts, balance at end of period	$317,084	$153,500

Concentrations of Credit Risk

Concentrations of Credit Risk

We grant credit in the normal course of business to customers in the United States. We periodically perform credit analysis and monitor the financial condition of our customers to reduce credit risk.

During the three months ended March 31, 2022 and 2021, one government client accounted for 12% and 12% of total revenues, respectively.  As of March 31, 2022, one government client accounted for 19% of net accounts receivable and as of December 31, 2021 two government clients accounted for 34% of net accounts receivable.

Concentrations of Credit Risk

We grant credit in the normal course of business to customers in the United States. We periodically perform credit analysis and monitor the financial condition of our customers to reduce credit risk.

During the year ended December 31, 2021, the six months ended December 31, 2020 and the year ended June 30, 2020, one government client accounted for 11%, 14% and 25% of total revenues, respectively. As of December 31, 2020, two government clients accounted for a total of 36% of net accounts receivable.

Segments

Segment Reporting

The Company operates its business as one operating segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, the Company’s Chief Executive Officer, in deciding how to allocate resources and assess performance. The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.

In the following table, we disclose the combined gross balance of our fixed assets, capitalized software, and intangible assets by geographical location (in thousands):

	As of March 31, 2022	As of December 31, 2021
Long-lived assets:
United States	$33,793	$32,356
Canada	5,590	5,229
Total	$39,383	$37,585

Segments

Our chief operating decision maker reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance and information for different revenue streams is not evaluated separately. As such, the Company has one operating segment, and the decision-making group is the senior executive management team. In the following table, we disclose our long-lived assets by geographical location (in thousands):

	As of December 31,
	2021	2020
Long-lived assets:
United States	$32,356	$9,994
Canada	5,229	5,074
Total	$37,585	$15,068

Recent Accounting Pronouncements

Recent Accounting Pronouncements

ASU 2016-02

The Financial Accounting Standards Board, or the FASB, has issued new guidance related to the accounting for leases. The new standard establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the statement of operations. We have adopted this new standard on January 1, 2022 and due to the immaterial impact of applying this standard to our limited assets subject to operating leases, there was no material impact to our results of operations.

ASU 2016-13

The FASB has issued guidance to introduce a new model for recognizing credit losses on financial instruments based on estimated current expected credit losses, or CECL. Under the new standard, an entity is required to estimate CECL on trade receivables at inception, based on historical information, current conditions, and reasonable and supportable forecasts. Following our change in fiscal year-end effective December 31, 2020, the new guidance is effective for us beginning on January 1, 2023. We are evaluating the impact of adoption of the new standard on our consolidated financial statements.

ASU 2020-01

The FASB has issued guidance clarifying the interactions between various standards governing investments in equity securities. The new guidance addresses accounting for the transition into and out of the equity method and measurement of certain purchased options and forward contracts to acquire investments. The standard is effective for us for annual and interim periods beginning on January 1, 2022. We have adopted this new standard on January 1, 2022 and there was no material impact to our results of operations as a result.

ASU 2020-06

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options and Derivative and Hedging - Contracts in Entity’s Own Equity, which simplifies the accounting for convertible instruments. This guidance eliminates certain models that require separate accounting for embedded conversion features, in certain cases. Additionally, among other changes, the guidance eliminates certain of the conditions for equity classification for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. This guidance is required to be adopted by us in the first quarter of 2023 and must be applied using either a modified or full retrospective approach. We are currently evaluating the impact this guidance will have on our consolidated financial statements.

ASU 2021-04

On May 3, 2021, FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. This new standard provides clarification and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (such as warrants) that remain equity classified after modification or exchange. This standard is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Issuers should apply the new standard prospectively to modifications or exchanges occurring after the effective date of the new standard. We have adopted this new standard on January 1, 2022 and there was no material impact to our results of operations as a result.

ASU 2021-08

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which amends the accounting related to contract assets and liabilities acquired in business combinations. Under current GAAP, an entity generally recognizes assets and liabilities acquired in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers, at fair value on the acquisition date. ASU 2021-08 requires that entities recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC Topic 606, Revenue from Contracts with Customers. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, and should be applied prospectively to businesses combinations occurring on or after the effective date of the amendment. We are currently evaluating the impact this guidance will have on our consolidated financial statements.

Recently Issued Accounting Pronouncements

ASU 2016-02

The Financial Accounting Standards Board, or the FASB, has issued new guidance related to the accounting for leases. The new standard establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the statement of operations. We have adopted this new standard on January 1, 2022 and due to the immaterial impact of applying this standard to our limited assets subject to operating leases, there was no impact to our results of operations.

ASU 2016-13

The FASB has issued guidance to introduce a new model for recognizing credit losses on financial instruments based on estimated current expected credit losses, or CECL. Under the new standard, an entity is required to estimate CECL on trade receivables at inception, based on historical information, current conditions, and reasonable and supportable forecasts. Following our change in fiscal year-end effective December 31, 2020, the new guidance is effective for us beginning on January 1, 2023. We are evaluating the impact of adoption of the new standard on our consolidated financial statements.

ASU 2018-15

The FASB has issued guidance to help entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement (hosting arrangement) by providing guidance for determining when the arrangement includes a software license. ASU 2018-15 aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The guidance (i) provides criteria for determining which implementation costs to capitalize as an asset related to the service contract and which costs to expense, (ii) requires an entity (customer) to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the term of the hosting arrangement and (iii) clarifies the presentation requirements for reporting such costs in the entity’s consolidated financial statements. We have adopted this standard effective December 15, 2021, and there is currently no impact to our consolidated financial statements as a result of this guidance.

ASU 2019-12

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which aims to reduce complexity in accounting standards by improving certain areas of U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) without compromising information provided to users of financial statements. ASU 2019-12 is effective for public entities for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, the standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company has adopted ASU 2019-12 effective December 15, 2021 and the adoption of this guidance did not have a significant effect on our consolidated financial statements.

ASU 2020-01

The FASB has issued guidance clarifying the interactions between various standards governing investments in equity securities. The new guidance addresses accounting for the transition into and out of the equity method and measurement of certain purchased options and forward contracts to acquire investments. The standard is effective for us for annual and interim periods beginning on January 1, 2022, with early adoption permitted. Adoption of the standard requires changes to be made prospectively. We do not anticipate a significant impact to our consolidated financial statements as a result of this new guidance.

ASU 2020-06

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options and Derivative and Hedging - Contracts in Entity’s Own Equity, which simplifies the accounting for convertible instruments. This guidance eliminates certain models that require separate accounting for embedded conversion features, in certain cases. Additionally, among other changes, the guidance eliminates certain of the conditions for equity classification for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. This guidance is required to be adopted by us in the first quarter of 2023 and must be applied using either a modified or full retrospective approach. We are currently evaluating the impact this guidance will have on our consolidated financial statements.

ASU 2021-04

On May 3, 2021, FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. This new standard provides clarification and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (such as warrants) that remain equity classified after modification or exchange. This standard is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Issuers should apply the new standard prospectively to modifications or exchanges occurring after the effective date of the new standard. We are currently evaluating the impact this guidance will have on our consolidated financial statements..

ASU 2021-08

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which amends the accounting related to contract assets and liabilities acquired in business combinations. Under current GAAP, an entity generally recognizes assets and liabilities acquired in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers, at fair value on the acquisition date. ASU 2021-08 requires that entities recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC Topic 606, Revenue from Contracts with Customers. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, and should be applied prospectively to businesses combinations occurring on or after the effective date of the amendment. We are currently evaluating the impact this guidance will have on our consolidated financial statements.

Reclassifications		Reclassifications Certain prior year amounts have been reclassified to conform to the current year presentation.
Foreign Currency

Foreign Currency

The functional currency of the Company's non-U.S. operations is the local currency. Monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet dates. Non-monetary assets and liabilities are translated at the historical rates in effect when the assets were acquired or obligations incurred. Revenue and expenses are translated into U.S. dollars using the average rates of exchange prevailing during the period. Translation gains or losses are included as a component of accumulated other comprehensive loss in stockholders' equity. Gains and losses resulting from foreign currency transactions are recognized as other income (expense).

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider liquid instruments purchased with an original maturity of three months or less to be cash equivalents. There were no cash equivalents as of December 31, 2021, and 2020. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest. As of the balance sheet date, and periodically throughout the year, we have maintained balances in various operating accounts in excess of federally insured limits.

Restricted Cash

Restricted Cash

Restricted cash consists of funds that are contractually or legally restricted as to usage or withdrawal and is presented separately from cash and cash equivalents on our consolidated balance sheets. Our restricted cash serves as collateral for a letter of credit.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized. Depreciation and amortization is provided over the estimated useful lives of the related assets using the straight-line method.

The estimated useful lives for significant property and equipment categories are generally as follows:

Furniture and computer equipment	3 to 7 years
Leasehold improvements	Lesser of remaining lease term or useful life

Repairs and maintenance costs are expensed as incurred.

Warrant Liabilities

Warrant Liabilities

Company’s Private Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40. As a result, these warrants are precluded from equity classification and are recorded as derivative liabilities. At the end of each reporting period, changes in fair value during the period are recognized within the condensed consolidated statements of operations and comprehensive loss. We will continue to adjust the warrant liability for changes in the fair value until the earlier of a) the exercise or expiration of the warrants or b) the redemption of the warrants, at which time the warrants will be reclassified to additional paid-in capital.

Investment

Investment

We hold an equity security in Zoltrain, Inc. (Zoltrain) for which the fair value is not readily determinable. Accordingly, we measure this investment at cost minus impairment, plus or minus changes resulting from observable price changes. When indicators of impairment exist, we estimate the fair value and record an impairment charge if the carrying value of the investment exceeds its estimated fair value. Any impairment charges are recorded in other (expense) income, net, in our consolidated statements of operations. Prior to the quarter ended September 30, 2021, we had determined we could exert significant influence over Zoltrain's operations through voting rights and representation on the board of directors and we accounted for our investment in Zoltrain using the equity method of accounting, recording our share in the investee’s earnings and losses in the consolidated statement of operations.

Intangible Assets Acquired through Business Combinations

Intangible Assets Acquired through Business Combinations

Intangible assets are amortized over their estimated useful lives. We evaluate the estimated remaining useful life of our intangible assets when events or changes in circumstances indicate an adjustment to the remaining amortization may be needed. We similarly evaluate the recoverability of these assets upon events or changes in circumstances indicate a potential impairment. Recoverability of these assets is measured by comparing the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate. If the undiscounted cash flows used in the test for recoverability are less than the carrying amount of these assets, the carrying amount of such assets is reduced to fair value. We recorded an impairment of $2.7 million during the six months ended December 31, 2020 related to the intangible assets acquired in the Solo transaction. There were no impairments of intangible assets during the years ended December 31, 2021 or June 30, 2020. See Note 6 – Goodwill and Intangible Assets, Net for further discussion on the impairment.

Goodwill Impairment Assessment

Goodwill Impairment Assessment

Goodwill represents the excess purchase consideration of an acquired business over the fair value of the net tangible and identifiable intangible assets. Goodwill is evaluated for impairment annually on October 31, and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate or a significant decrease in expected cash flows. An impairment loss is recognized to the extent that the carrying amount exceeds the reporting unit’s fair value, not to exceed the carrying amount of goodwill. The Company has the option to first assess qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount and determine whether further action is needed. If, after assessing the totality of events or circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the quantitative impairment test is unnecessary. Due to a continued decline in market conditions and declines in the operating results of our non-enterprise reporting unit, we recognized an impairment to goodwill of $14.4 million during the year ended December 31, 2021 and we recorded an impairment to goodwill of $4.2 million during the six months ended December 31, 2020. There were no impairments of goodwill during the year ended June 30, 2020. See Note 6 – Goodwill and Intangible Assets, Net for further discussion on the impairment.

Software Development Costs

Software Development Costs

Costs incurred during the application development stage of a newly developed application and costs we incur to enhance our existing platforms that meet certain criteria are subject to capitalization and subsequent amortization. Capitalized software development costs were approximately $5.9 million during the year ended December 31, 2021, $2.1 million during the six months ended December 31, 2020, and $3.1 million during the year ended June 30, 2020. Product development costs are primarily comprised of personnel costs such as payroll and benefits, vendor costs, and other costs directly attributable to the project. We capitalize costs only during the development phase. Any costs in connection to planning, design, and maintenance subsequent to release are expensed as incurred. We amortize software development costs over the expected useful life of the specific application, generally 2-5 years. We evaluate capitalized software development costs for impairment when there is an indication that the unamortized cost may not be recoverable.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Under this guidance, we are required to classify certain assets and liabilities based on the fair value hierarchy, which groups fair value-measured assets and liabilities based upon the following levels of inputs:

●	Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

●	Level 2 – Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported by little or no market activity).

The fair value of financial instruments is the amount at which the instrument could be exchanged in a current transaction between willing parties. The carrying values of financial instruments such as accounts receivable, accounts payable and accrued liabilities approximate fair value based on their short maturities. Please refer to Note 13- Fair Value Measurements for additional information regarding the fair value of financial instruments that we measure at fair value, including senior secured convertible notes and contingent consideration.

Fair Value Option

Fair Value Option

The fair value option provides an election that allows a company to irrevocably elect to record certain financial assets and liabilities at fair value on an instrument-by-instrument basis at initial recognition. We have elected to apply the fair value option to certain convertible notes due to the complexity of the various conversion and settlement options available to both the Note Holders and Akerna.

The convertible notes accounted for under the fair value option election are each a debt host financial instrument containing embedded features that would otherwise be required to be bifurcated from the debt-host and recognized as separate derivative liabilities subject to initial and subsequent periodic estimated fair value measurements in accordance with GAAP. Notwithstanding, when the fair value option election is applied to financial liabilities, bifurcation of an embedded derivative is not required, and the financial liability is initially measured at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis as of each reporting period date.

The portion of the change in fair value attributed to a change in the instrument-specific credit risk is recognized as a component of other comprehensive income and the remaining amount of the fair value adjustment is recognized as other income (expense) in our consolidated statement of operations. The estimated fair value adjustment is presented in a respective single line item within other income (expense) in the accompanying consolidated statement of operations because the change in fair value of the convertible notes was not attributable to instrument-specific credit risk.

Revenue Recognition		Revenue Recognition See Note 3 for further discussion of our revenue recognition policies.
Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of costs related to providing subscription and other services to our customers, including employee compensation and related expenses for data center operations, customer support and professional services personnel, payments to outside technology service providers, security services, and other tools.

Product Development

Product Development

Product development expenses consist primarily of employee-related costs for the design and development of the Company's platform, contractor costs to supplement staff levels, third-party web services, consulting services, and allocated overhead. Product development expenses, other than software development costs qualifying for capitalization, are expensed as incurred.

Sales and Marketing Expenses

Sales and Marketing Expenses

Sales and marketing expenses consist primarily of personnel and related costs, including salaries, benefits, bonuses, commissions, travel, and stock-based compensation. Other costs included in this expense are marketing and promotional events, online marketing, product marketing, information technology costs, and facility costs.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist primarily of personnel and related costs for our executive, finance, legal, human resources, and administrative personnel, including salaries, benefits, bonuses, and stock-based compensation; legal, accounting, and other professional service fees; other corporate expenses; information technology costs; restructuring charges such as lease termination costs; and facility costs.

Legal and Other Contingencies

Legal and Other Contingencies

From time to time, the Company may be a party to litigation and subject to claims incident to the ordinary course of business, including intellectual property claims, labor and employment claims, breach of contract claims and other asserted and unasserted claims. The Company investigates these claims as they arise and accrues estimates for resolution of legal and other contingencies when losses are probable and estimable.

Stock-Based Compensation

Stock-Based Compensation

We measured stock-based compensation based on the fair value of the share-based awards on the date of grant and recognize the related costs on a straight-line basis over the requisite service period, which is generally the vesting period.

Income Taxes

Income Taxes

Income taxes are accounted for using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of other assets and liabilities. We provide for income taxes at the current and future enacted tax rates and laws applicable in each taxing jurisdiction. We use a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return and disclosures regarding uncertainties in income tax positions. We recognize interest and penalties related to income tax matters in selling, general and administrative expenses in the consolidated statement of operations.

We recognize deferred tax assets to the extent that its assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of its net recorded amount, we will make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes. As of December 31, 2021, management has applied a valuation allowance to deferred tax assets when it is determined that the benefit from the deferred tax asset will not be able to be utilized in a future period.

Subsequent Events

Subsequent Events

The Company performs a review of events subsequent to the balance sheet date through the date the consolidated financial statements were issued. If we determine there are events requiring recognition or disclosure in the consolidated financial statements., we disclose the subsequent event.